Insurance (Tables)	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Reconciliation of beginning and ending liability for unpaid losses and loss adjustment expenses

	2011	2010	2009
Balance at beginning of period	$4,164	$3,899	$4,154

Provision for losses and LAE occurring in the current year	1,813	1,615	1,385
Net decrease in provision for claims of prior years	(69)	(158)	(198)

Total losses and LAE incurred	1,744	1,457	1,187
Payments for losses and LAE of:
Current year	(652)	(360)	(504)
Prior years	(969)	(1,116)	(998)

Total payments	(1,621)	(1,476)	(1,502)
Reserves of businesses acquired	—	287	—

Foreign—currency translation and other	(5)	(3)	60

Balance at end of period	4,282	4,164	3,899

Add back reinsurance recoverables, net of allowance	2,238	2,249	2,513

Gross unpaid losses and LAE included in the Balance Sheet	$6,520	$6,413	$6,412

Net investment income of insurance group

	2011	2010	2009
Insurance group investment income:
Fixed maturities	$1,142	$1,112	$1,142
Equity securities	26	11	11
Other	65	61	44

Total investment income	1,233	1,184	1,197
Insurance group investment expenses (*)	(34)	(25)	(38)

Net investment income	$1,199	$1,159	$1,159

(*)	Included primarily in “Other operating and general expenses” in the Statement of Earnings.

Statutory information

				Policyholders’
	Net Earnings (Loss)			Surplus
	2011	2010	2009	2011	2010
Property and casualty companies	$375	$624	$574	$1,976	$2,101
Life insurance companies	190	213	(76)	1,225	1,153

Reinsurance information

	2011	2010	2009
Direct premiums written	$4,061	$3,542	$3,731
Reinsurance assumed	45	47	32
Reinsurance ceded	(1,336)	(1,181)	(1,452)

Net written premiums	$2,770	$2,408	$2,311

Direct premiums earned	$4,062	$3,653	$3,854
Reinsurance assumed	41	45	32
Reinsurance ceded	(1,344)	(1,148)	(1,474)

Net earned premiums	$2,759	$2,550	$2,412

Reinsurance recoveries	$770	$395	$898